18. Pro Forma Financials for Acquisition of Canterbury and Hygeia (Details A) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Cost of revenues	$ 0	$ 0	$ 0	$ 235,803
Gross profit	0	0	71,667	138,739
Operating expenses
General, administrative, research and development	611,845	624,674	2,008,118	4,570,161
Impairment of intangible assets			1,935,621	1,423,844
Warrants, options and stock	149,885	1,316,148	4,228,317	3,643,662
Fair value of common stock exchanged for warrants			3,069,792	0
Legal and professional services	131,686	143,103	1,071,392	2,128,898
Depreciation and amortization	478,104	8,687	675,757	164,043
Total operating expenses	1,371,520	2,092,612	12,988,997	11,930,608
Loss from operations	(1,371,520)	(2,092,612)	(12,917,330)	(11,791,869)
Other (income)/expenses
(Gain)/loss on adjustments to fair value of derivative liability	0	236,850	(8,980,077)	(6,907,748)
Gain on extinguishment of derivative liability			(1,635,967)	0
Other (income)/expense	(49,639)	(2,564)	(71,631)	379,188
Interest expense	58,294	22,971	228,294	167,894
Total other income	8,655	257,257	(10,459,381)	(4,942,054)
Net loss	(1,380,175)	(2,476,780)	(2,457,949)	(6,849,815)
Net loss attributed to non-controlling interests			(6,401)	(19,079)
Net loss attributed to RestorGenex Corporation			(2,464,350)	(6,868,894)
Preferred dividends	$ 0	$ 124,375	$ 171,625	$ 497,167
Net loss attributable to RestorGenex Corporation common shareholders	(1,380,175)	(2,601,155)	(2,635,975)	(7,366,061)
Basic and diluted loss per share	$ (0.23)	$ (2.91)	$ (1.00)	$ (8.16)
Pro Forma Adjustments for Canterbury and Hygeia (b)
Revenues			127,167
Cost of revenues			89,387
Gross profit			37,780
Operating expenses
General, administrative, research and development			265,260
Impairment of intangible assets			0
Warrants, options and stock			0
Fair value of common stock exchanged for warrants			0
Legal and professional services			326,646
Depreciation and amortization			14,781
Total operating expenses			606,687
Other (income)/expenses
(Gain)/loss on adjustments to fair value of derivative liability			0
Gain on extinguishment of derivative liability			0
Other (income)/expense			0
Interest expense			20,267
Total other income			20,267
Net loss			(589,174)
Net loss attributed to non-controlling interests			0
Net loss attributed to RestorGenex Corporation			(589,174)
Preferred dividends			$ 0
Net loss attributable to RestorGenex Corporation common shareholders			(589,174)
Other Pro Forma Adjustments
Revenues			0
Cost of revenues			0
Gross profit			0
Operating expenses
General, administrative, research and development			503,732
Impairment of intangible assets			0
Warrants, options and stock			0
Fair value of common stock exchanged for warrants			0
Legal and professional services			0
Depreciation and amortization			659,958
Total operating expenses			1,163,690
Other (income)/expenses
(Gain)/loss on adjustments to fair value of derivative liability			0
Gain on extinguishment of derivative liability			0
Other (income)/expense			0
Interest expense			0
Total other income			0
Net loss			(1,163,690)
Net loss attributed to non-controlling interests			0
Net loss attributed to RestorGenex Corporation			(1,163,690)
Preferred dividends			$ 0
Net loss attributable to RestorGenex Corporation common shareholders			(1,163,690)
Basic and fully-diluted weighted average shares outstanding			1,014,623
Pro Forma Combined
Revenues			198,834
Cost of revenues			89,387
Gross profit			109,447
Operating expenses
General, administrative, research and development			2,777,110
Impairment of intangible assets			1,935,621
Warrants, options and stock			4,228,317
Fair value of common stock exchanged for warrants			3,069,792
Legal and professional services			1,398,038
Depreciation and amortization			1,350,496
Total operating expenses			14,759,374
Other (income)/expenses
(Gain)/loss on adjustments to fair value of derivative liability			(8,980,077)
Gain on extinguishment of derivative liability			(1,183,093)
Other (income)/expense			(524,505)
Interest expense			248,561
Total other income			(10,439,114)
Net loss			(4,210,813)
Net loss attributed to non-controlling interests			(6,401)
Net loss attributed to RestorGenex Corporation			(4,217,214)
Preferred dividends			$ 171,625
Net loss attributable to RestorGenex Corporation common shareholders			(4,388,839)
Basic and diluted loss per share			$ (1.20)
Basic and fully-diluted weighted average shares outstanding			3,661,226
RestorGenex
Revenues			71,667
Cost of revenues			0
Gross profit			71,667
Operating expenses
General, administrative, research and development			2,008,118
Impairment of intangible assets			1,935,621
Warrants, options and stock			4,228,317
Fair value of common stock exchanged for warrants			3,069,792
Legal and professional services			1,071,392
Depreciation and amortization			675,757
Total operating expenses			12,988,997
Other (income)/expenses
(Gain)/loss on adjustments to fair value of derivative liability			(8,980,077)
Gain on extinguishment of derivative liability			(1,183,093)
Other (income)/expense			(524,505)
Interest expense			228,294
Total other income			(10,459,381)
Net loss			(2,457,949)
Net loss attributed to non-controlling interests			(6,401)
Net loss attributed to RestorGenex Corporation			(2,464,350)
Preferred dividends			$ 171,625
Net loss attributable to RestorGenex Corporation common shareholders			$ (2,635,975)
Basic and diluted loss per share			$ (1.00)
Basic and fully-diluted weighted average shares outstanding			2,646,603